UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 11, 2016

Colony American Homes Asset, LLC

Name of Securitizer

Commission File Number of securitizer: 025-01665

Central Index Key Number of securitizer: 0001612893

Arik Prawer,

Chief Financial Officer & Treasurer,

Colony American Homes Asset, LLC,

(480) 362-9760

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)     ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)     ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)     ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Exact name of issuing entity as specified in its charter)

Name and telephone number, including area code, of the person to contact in connection with this filing.

Colony American Homes Asset, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: Colony American Homes 2014-1 Trust, Colony American Homes 2014-2 Trust and Colony American Homes 2015-1 Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Colony American Homes Asset, LLC (Securitizer)

By:	/s/ Arik Prawer
	Name:	Arik Prawer
	Title:	Chief Financial Officer & Treasurer

Date: February 11, 2016